Debt And Other Long-Term Liabilities (Narrative Senior Unsecured Notes) (Details) (USD $)	3 Months Ended		6 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 12, 2013 Senior Unsecured Notes [Member]	Jun. 30, 2013 Senior Unsecured Notes [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 15, 2016 To March 14, 2017 [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 15, 2017 To March 14, 2018 [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 15, 2018 To March 15, 2019 [Member]	Mar. 12, 2013 Senior Unsecured Notes [Member] Period, March 12, 2013 To March 14, 2016 [Member]
Debt Instrument [Line Items]
Date entered into indenture						Mar. 12, 2013
Senior unsecured note, face amount					$ 350,000,000.0
Proceeds from issuance of senior unsecured notes	$ 0	$ 0	$ 343,769,000	$ 0	$ 343,800,000
Interest rate, per year					6.00%
Debt Instrument, Maturity Date						Mar. 15, 2019
Redemption rate applicable to periods							103.00%	101.50%	100.00%	100.00%
Redemption rate with proceeds of certain equity offerings										106.00%
Maximum aggregate principal amount of notes redeemable										35.00%
Minimum aggregate principal amount of Notes outstanding after redemption										65.00%
Percentage of principal amount of notes required to be offered to purchase the Notes upon a change in control					101.00%
Percentage of principal amount of notes required to be offered to purchase the Notes if certain asset sales are made					100.00%
Minimum percentage of aggregate principal amount of Notes required to declare the principal amount plus accrued and unpaid interest on the Notes to be immediately due and payable in event of default					25.00%
Debt instrument, covenant description					The terms of the Notes restrict our ability and the ability of certain of its subsidiaries to, among other things: incur additional indebtedness; create liens; pay dividends or make distributions in respect of capital stock; purchase or redeem capital stock; make investments or certain other restricted payments; sell assets; enter into transactions with stockholders or affiliates; or effect a consolidation or merger. However, these and other limitations set forth in the Indenture will be subject to a number of important qualifications and exceptions.